Shareholder Report, Average Annual Return (Details) 193837_Innovator Growth-100 Power Buffer ETF - April_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	67 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - April NAV
Average Annual Return, Percent	9.05%	8.72%	9.93%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	19.47%	24.87%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	18.53%	23.89%